Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 268,678	$ 3,410
Prepaid expenses and other current assets	6,581	194
Total current assets	275,259	3,604
Total assets	275,259	3,604
Current liabilities:
Accounts payable	2,385	1,394
Accrued expenses	6,580	408
Simple agreements for future equity (SAFE)	0	14,808
Total current liabilities	8,965	16,610
Total liabilities	8,965	16,610
Commitments and contingencies (Note 11)
Stockholders' equity (deficit):
Preferred stock	0	0
Common stock	6	0
Additional paid-in capital	317,812	0
Accumulated deficit	(51,524)	(13,006)
Total stockholders' equity (deficit)	266,294	(13,006)
Total liabilities and stockholders' equity (deficit)	$ 275,259	$ 3,604